Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 2,975	¥ 2,355
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	2,975	2,355
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Long-term borrowings	[1]	13	18
Total Liabilities	[1]	13	18
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	195	315
Deposits with stock exchanges and other segregated cash	[1]	294	289
Loans receivable	[1],[2]	1,753	1,946
Securities purchased under agreements to resell	[1]	15,402	9,849
Securities borrowed	[1]	4,509	6,383
Total Assets	[1]	22,153	18,782
Liabilities:
Short-term borrowings	[1]	939	726
Deposits received at banks	[1]	1,183	1,151
Securities sold under agreements to repurchase	[1]	18,643	14,756
Securities loaned	[1]	1,371	1,524
Long-term borrowings	[1]	7,163	6,939
Total Liabilities	[1]	29,299	25,096
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	553	515
Securities purchased under agreements to resell	[1]	11	5
Securities borrowed	[1]
Total Assets	[1]	564	520
Liabilities:
Short-term borrowings	[1]	41	17
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]	3	3
Securities loaned	[1]
Long-term borrowings	[1]	526	460
Total Liabilities	[1]	570	480
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	2,975	2,355
Time deposits	[1]	195	315
Deposits with stock exchanges and other segregated cash	[1]	294	289
Loans receivable	[1],[2]	2,306	2,461
Securities purchased under agreements to resell	[1]	15,413	9,854
Securities borrowed	[1]	4,510	6,384
Total Assets	[1]	25,693	21,658
Liabilities:
Short-term borrowings	[1]	980	743
Deposits received at banks	[1]	1,183	1,151
Securities sold under agreements to repurchase	[1]	18,646	14,759
Securities loaned	[1]	1,371	1,524
Long-term borrowings	[1]	7,694	7,383
Total Liabilities	[1]	29,874	25,560
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	2,975	2,355
Time deposits	[1]	195	315
Deposits with stock exchanges and other segregated cash	[1]	294	289
Loans receivable	[1],[2]	2,306	2,461
Securities purchased under agreements to resell	[1]	15,413	9,854
Securities borrowed	[1]	4,509	6,383
Total Assets	[1]	25,692	21,657
Liabilities:
Short-term borrowings	[1]	980	743
Deposits received at banks	[1]	1,183	1,151
Securities sold under agreements to repurchase	[1]	18,646	14,759
Securities loaned	[1]	1,371	1,524
Long-term borrowings	[1]	7,702	7,417
Total Liabilities	[1]	¥ 29,882	¥ 25,594

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.